Capital distribution	9 Months Ended
Sep. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Capital distribution	Capital distribution
Dividend for the third quarter 2025
On 28 October 2025, the board of directors resolved to declare a cash dividend for the third quarter of 2025 of USD
0.37 per share. The Equinor shares will trade ex-dividend 16 February 2026 on the Oslo Børs and 17 February for
ADR holders on the New York Stock Exchange. Record date will be 17 February and payment date will be 27
February 2026.
Share buy-back programme 2025
Based on the authorisation from the annual general meeting on 14 May 2025, the board of directors will, on a quarterly basis, decide on share buy-back tranches. The 2025 share buy-back programme is up to USD 5 billion, including shares to be redeemed from the Norwegian state.
During the first six months, Equinor launched the first two tranches of USD 2.465 billion in total of which USD 662 million was acquired in the market in the first six months and USD 152 million was acquired in third quarter. In July
2025, Equinor launched the third tranche of USD 1,265 million including shares to be redeemed from the Norwegian state, and entered into an irrevocable agreement with a third party to purchase shares for USD 418 million in the market. Of this third tranche, shares for USD 299 million have been purchased in the market and settled as of 30
September 2025, whereas USD 418 million have been recognised as reduction in equity. The market execution of the third tranche was completed in October 2025.
On 28 October 2025, the Board of Directors decided to initiate a fourth and final share buy-back tranche of up to USD
1,266 million for 2025, including shares to be redeemed from the Norwegian state. The fourth tranche will start
30 October 2025 and end no later than 2 February 2026.
In order to maintain the Norwegian state’s ownership share in Equinor at 67%, a proportionate share of the second, third and fourth tranche of the 2024 programme as well as the first tranche of the 2025 programme was redeemed and cancelled through a capital reduction by the annual general meeting on 14 May 2025. The Norwegian state’s share of USD 4,141 million (NOK 42.7 billion) following the capital reduction was settled in July 2025. A proportionate share of the second, third and fourth tranche of the 2025 programme will be redeemed and cancelled at the annual general meeting in May 2026.

	First nine months
Equity impact of share buy-back programmes (in USD million)	2025	2024
First tranche	397	396
Second tranche	418	528
Third tranche	418	528
Norwegian state share1)	4,141	3,956
Total	5,373	5,408
1)Relates to second to fourth tranche of previous year programme and first tranche of current year programme